LVIP SSgA Moderately Aggressive Structured Allocation Fund
LVIP SSgA Moderately Aggressive Structured Allocation Fund (Standard and Service Class) Summary
Investment Objective
The investment objective of the LVIP SSgA Moderately Aggressive Structured Allocation Fund (the “Fund”) is to seek a balance between high level of current income and growth of capital, with a greater emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LVIP SSgA Moderately Aggressive Structured Allocation Fund		Standard Class	Service Class
Management Fee		0.25%	0.25%
Distribution and/or Service (12b-1) fees		none	0.25%
Other Expenses		0.04%	0.04%
Acquired Fund Fees and Expenses (AFFE)		0.37%	0.37%
Total Annual Fund Operating Expenses	[1][2]	0.66%	0.91%
Less Fee Waiver	[3]	(0.10%)	(0.10%)
Total Annual Fund Operating Expenses	[4]	0.56%	0.81%
[1]	(including AFFE)
[2]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[3]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund's average daily net assets. The agreement will continue at least through April 30, 2015 and cannot be terminated before that date without the mutual agreement of the Fund's board of trustees and the adviser.
[4]	(After Fee Waiver)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown below. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Expense Example LVIP SSgA Moderately Aggressive Structured Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	57	201	358	813
Service Class	83	280	494	1,110

Expense Example, No Redemption LVIP SSgA Moderately Aggressive Structured Allocation Fund (USD $)	1 year	3 years	5 years	10 years
Standard Class	57	201	358	813
Service Class	83	280	494	1,110

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a fund of funds structure. The Fund, under normal circumstances, invests approximately 70% of its assets in other mutual funds (“underlying funds”) that invest in equity securities (stocks), and approximately 30% of its assets in underlying funds that invest in fixed income securities (bonds). The underlying funds include but are not limited to funds that employ a passive investment style (i.e. index funds), funds that employ a rules-based strategy, and exchange-traded funds (“ETFs”), including underlying funds advised by the Fund's adviser.

The adviser develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investment in underlying funds, the Fund's investment strategy will be to allocate a large percentage of assets in domestic and foreign equity securities (stocks), including securities of small and medium cap companies, with growth and value styles. A smaller percentage of assets will be allocated to underlying funds that invest in domestic fixed income securities (bonds) including U.S. Treasury securities, mortgage-backed securities and inflation-indexed bonds. The foreign securities may include securities of companies in emerging market countries. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region.

On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The adviser also will periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.

The adviser uses various analytical tools and third party research to construct the portfolio. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser's desired asset class exposures and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment.

The Fund is non-diversified for purposes of the 1940 Act, and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the same investments as those made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
  Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
  Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
  Rules-Based Strategy Risk. A “rules-based” strategy is a methodology based on a systematic approach. Its investment performance may differ significantly from the performance of any index against which its performance may be compared.
  Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
  Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
  Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
  Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies.
  Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities. A fund with a longer average portfolio maturity or duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio maturity or duration.
  Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. The credit quality of securities may deteriorate rapidly, which may impair the Fund’s liquidity and cause significant deterioration in net asset value (“NAV”).
  Call Risk. Call risk is the risk that a bond issuer will redeem its callable bonds before they mature. Call risk is greater during periods of falling interest rates because the bond issuer can call the debt and reissue the debt at a lower rate.
  Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
  Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
  U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
  Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
  Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
  Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time.
  Geographic Concentration Risk. Geographic concentration risk is the risk that the market, currency, economic, political, regulatory, geopolitical, or other conditions in the specific countries or regions in which a fund concentrates its investments could be more volatile than those of more geographically-diversified funds.
  Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
  Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance. Information has also been included for the Moderately Aggressive Structured Allocation Composite, which is an unmanaged index compiled by the Fund's adviser, and is constructed as follows: 28% S&P 500 Index, 10% Russell 2000% Index, 22% MSCI EAFE Index (net dividends), 10% MSCI Emerging Markets Index (net dividends), 25% Barclays U.S. Aggregate Bond Index, and 5% Barclays U.S. TIPS Index. The Moderately Aggressive Structured Allocation Composite shows how the Fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests. The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)

During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 7.80%.

The Fund's lowest return for a quarter occurred in the third quarter of 2011 at: (11.77%).
Average Annual Total Returns For periods ended 12/31/13
Average Annual Total Returns LVIP SSgA Moderately Aggressive Structured Allocation Fund	1 year	Lifetime Since inception	Inception Date
Standard Class	15.15%	9.82%	Aug. 02, 2010
Service Class	14.88%	9.55%	Aug. 02, 2010
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	32.39%	18.90%	Aug. 02, 2010
Moderately Aggressive Structured Allocation Composite (reflects no deductions for fees, expenses or taxes)	15.93%	11.26%	Aug. 02, 2010